Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group	12 Months Ended
Dec. 31, 2021
Jinghua Structured Fund 6 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC September 9, 2014
Principal activities	Micro credit
Bohai Trust Shenfanlian Micro Finance Structured Fund [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC September 14, 2016
Principal activities	Micro credit
Bohai Huihe SME Structured Fund [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC September 29, 2017
Principal activities	Micro credit
Zhongyuan Wealth Anhui Structured Fund 1 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC January 20, 2017
Principal activities	Micro credit
Zhongyuan Wealth Anhui Structured Fund 2 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC August 18, 2017
Principal activities	Micro credit
Beijing Fanhua Micro-credit Company Limited [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC August 10, 2012
Principal activities	Micro credit and mortgage agency services
Zhonghai Lanhai Structured Fund 1 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC July 18, 2018
Principal activities	Micro credit
Bairui Hengyi No.613 Structured Fund [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC July 25, 2018
Principal activities	Micro credit
Bohai Trust No.1 Huiying Structured Fund [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC September 10, 2018
Principal activities	Micro credit
Bohai Trust No.2 Shenzhen Fanhua United Structured Fund [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC November 28, 2018
Principal activities	Micro credit
Everbright No.1 Business Acceleration Structured Fund [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC November 29, 2018
Principal activities	Micro credit
Jinghua Structured Fund 1 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC May 8, 2019
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-2 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC June 28, 2019
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-3 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC September 11, 2019
Principal activities	Micro credit
Hunan Structured Fund 2019-1 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC September 23, 2019
Principal activities	Micro credit
Hunan Structured Fund 2019-2 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC September 23, 2019
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 1-1 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC November 6, 2019
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 2-1 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC September 24, 2019
Principal activities	Micro credit
Bairui Hengyi No.711 Structured Fund [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC September 20, 2019
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-4 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC October 10, 2019
Principal activities	Micro credit
Zhongyuan Wealth Anhui Structured Fund 49 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC October 24, 2019
Principal activities	Micro credit
Bairui Hengyi No.724 Structured Fund [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC November 11, 2019
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-5 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC November 19, 2019
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-6 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC December 20, 2019
Principal activities	Micro credit
No. 50 Jinghua Structured Fund [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC April 26, 2019
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-1 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC May 19, 2020
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 22-1 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC June 22, 2020
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-7 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC August 14, 2020
Principal activities	Micro credit
No. 74 Jinghua Structured Fund [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC November 26, 2020
Principal activities	Micro credit
Hunan Structured Fund 2020-1 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC December 8, 2020
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 2-2 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC January 26, 2021
Principal activities	Micro credit
No.103 Jinghua Structured Fund [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC March 23, 2021
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 30-X [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC March 17, 2021
Principal activities	Micro credit
Bohai Trust 2020 Pucheng No. 75 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC July 15, 2021
Principal activities	Micro credit
Guomin Tianshu Structured Fund 2-1 [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC August 31, 2021
Principal activities	Micro credit
Shenzhen Fanshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC August 27, 2021
Principal activities	Micro credit
Shenzhen Lianshu Economic Information Technology Advisory Partnership (Limited Partnership) [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC August 27, 2021
Principal activities	Micro credit
Shenzhen Ruishu Economic Information Technology Advisory Partnership (Limited Partnership) [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investments in the consolidated VIEs by the group [Line Items]
Place and date of incorporation/ establishment	the PRC September 30, 2021
Principal activities	Micro credit